S-K 1602(b)(6) Prospectus Summary, Sponsor Compensation	Mar. 10, 2026 USD ($) $ / shares shares
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares (in Shares) | shares	500,000
Class B Ordinary shares [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares (in Shares) | shares	3,166,666
Private Placement Warrants [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares (in Shares) | shares	215,333
Price Paid or to be Paid for Securities, Total Amount	$ 2,153,330
Full exercise of over - allotment option [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares (in Shares) | shares	226,583
Price Paid or to be Paid for Securities, Total Amount	$ 2,265,830
Best Spac II [Member] | Class B Ordinary shares [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Price Paid or to be Paid for Securities, Total Amount	25,000
Best Spac II [Member] | Loans [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Price Paid or to be Paid for Securities, Total Amount	350,000
Best Spac II [Member] | Working Capital Loans [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Price Paid or to be Paid for Securities, Total Amount	$ 1,150,000
Price Paid or to be Paid for Securities, Per Share (in Dollars per share) | $ / shares	$ 10